License Agreements, Research Collaborations and Development Agreements	12 Months Ended
Dec. 31, 2017
License Agreements Research Collaborations And Development Agreements [Abstract]
License Agreements, Research Collaborations and Development Agreements

Note 9 - License Agreements, Research Collaborations and Development Agreements

The Company is a party to one license agreement to acquire certain patent rights and technologies related to its FISH product line. Royalties are incurred upon the sale of a product or service which utilizes the licensed technology. Certain of the agreements require the Company to pay minimum royalties or license maintenance fees. The Company recognized net royalty expense of $257,186 and $290,491 for the years ended December 31, 2017 and 2016, respectively. Annual future minimum royalty fees are $250,000 under these agreements.

In September 2017, the Company was awarded a contract from the Centers for Disease Control and Prevention (“CDC”) to develop smartphone-based clinical decision support solutions for antimicrobial stewardship, or AMS, and infection control in low- and middle-income countries. The one-year $860,000 award began September 30, 2017 and funds development and evaluation of cloud-based mobile software. The Company will work with subcontractors Ilúm, LLC, an affiliate of Merck, and Universidad El Bosque (“UEB”) of Bogota, Colombia under this CDC contract. During the year ended December 31, 2017, the Company recognized $357,178 of revenue related to the contract.

In June 2016, the Company entered into a license agreement with Hitachi, pursuant to which it resolved various matters with respect to previously delivered milestones under the technology development agreement and provided a development license and commercial products license to certain technology.  The license agreement contains non-contingent multiple elements (the licenses) that the Company determined did not have stand alone value, and a contingent substantive milestone.  The licenses are treated as a single unit of accounting and the Company will recognize the revenue associated with that unit of accounting over the applicable license period. During the year ended December 31, 2017, the Company recognized $25,000 of revenue related to the license agreement.